SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 033-14363
File No. 811-05162

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 54	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 54

(Check appropriate box or boxes)

DELAWARE VIP TRUST
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	April 30, 2010

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on April 30, 2010 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate:

/X/	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 54 to the Registration Statement for Delaware VIP Trust (the "Registrant") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 53, which was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(1) on February 12, 2010 (Accession No. 0001421877-10-000038) ("PEA 53").

C O N T E N T S

This Post-Effective Amendment No. 54 to Registration File No. 033-14363 includes the following:

1.         Facing Page

2.         Contents Page

3.         Part A – Prospectuses(1)

4.         Part B - Statement of Additional Information(1)

5.         Part C - Other Information

6.         Signatures

7.         Exhibits

(1)  The Registrant's prospectuses and statement of additional information as filed on Form N-1A (File No. 033-14363) in PEA 53, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 54 is intended to become effective on April 30, 2010.

PART C

Delaware VIP® Trust
File Nos. 033-14363/811-05162
Post-Effective Amendment No. 54

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

(a)           Articles of Incorporation.

(1)	Executed Amended and Restated Agreement and Declaration of Trust (August 22, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 19, 2003.

(i)
Certificate of Amendment (November 15, 2006) to the Amended and Restated Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.

(ii)
Certificate of Amendment (February 26, 2009) to the Amended and Restated Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 51 filed July 8, 2009.

(iii)	Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.

(2)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

(i)	Amendment No. 1 (March 2002) to Certificate of Trust incorporated into this filing by reference to Post-Effective Amendment No. 36 filed April 30, 2002.

(b)	By-Laws. Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.

(c)           Instruments Defining Rights of Security Holders.

(1)
Agreement and Declaration of Trust. Articles III, IV, V, and VI of the Amended and Restated Agreement and Declaration of Trust (August 22, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 19, 2003.

(2)	By-Laws. Article II of Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.

(d)           Investment Advisory Contracts.

(1)
Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of each Fund, Trust incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.

(e)	Underwriting Contracts.

(1)           Distribution Agreements.

(i)
Executed Distribution Agreement (April 19, 2001) between Delaware Distributors, L.P. and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 8, 2002.

(ii)
Executed Amendment No. 1 to Schedule I (May 20, 2003) to Distribution Agreement between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 41 filed April 29, 2004.

(iii)
Executed Distribution Expense Limitation Letter (April 15, 2009) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 50 filed April 29, 2009.

(f)           Bonus or Profit Sharing Contracts.  Not applicable.

(g)           Custodian Agreements.

(1)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 48 filed February 13, 2009.

(2)
Executed Securities Lending Authorization (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.

(i)	Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement Trust incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.

(h)           Other Material Contracts.

(1)
Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 8, 2002.

(i)	Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 42 filed March 1, 2005.

(ii)	Executed Schedule A (May 20, 2003) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 41 filed April 29, 2004.

(iii)
Executed Schedule B (June 1, 2009) to the Shareholder Services Agreement between Delaware Service Company, Inc. and the Registrant Trust incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.

(2) (3)
Executed Fund Accounting and Financial Administration Services Agreement (October 1, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.

Executed Fund Accounting and Financial Administration Oversight Agreement (October 1, 2007) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.

(i)
Amendment No. 4 (October 23, 2009) to Schedule A to the Fund Accounting and Financial Administration Oversight Agreement Trust incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.

(i)	Legal Opinion. Opinion and Consent of Counsel (May 14, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 19, 2003.

(j)	Other Opinions. Not applicable.

(k)	Omitted Financial Statements. Not applicable.

(l)           Initial Capital Agreements.  Not applicable.

(m)           Rule 12b-1 Plan.

(1)	Plan under Rule 12b-1 (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 30, 2001.

(n)           Rule 18f-3 Plan

(1)	Plan under Rule 18f-3 (November 16, 2000) incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 30, 2001.

(o)           Reserved.

(p)           Codes of Ethics.

(1)	Code of Ethics for the Delaware Investments Family of Funds (August 2008) incorporated into this filing by reference to Post-Effective Amendment No. 48 filed February 13, 2009.

(2)
Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (August 2008) incorporated into this filing by reference to Post-Effective Amendment No. 48 filed February 13, 2009.

(q)	Other. Powers of Attorney (May 17, 2007) incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.

Item 29.	Persons Controlled by or Under Common Control with the Registrant. None.

Item 30.
Indemnification.  Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post Effective Amendment No. 46 filed April 27, 2007.  Article VI of the Amended and Restated By-Laws (November 16, 2006)  incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable.

Item 31.                      Business and Other Connections of the Investment Adviser.

Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments® Funds (Delaware Group® Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax- Free Money Fund, Delaware Pooled® Trust, Optimum Fund Trust, Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Enhanced Global Dividend and Income Fund) as well as to certain non-affiliated registered investment companies.  In addition, certain officers of the Manager also serve as trustees of other Delaware Investments Funds, and certain officers are also officers of these other funds.  A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Investments Funds (see Item 32 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal Business Address	Positions and Offices with Manager	Positions and Offices with Registrant	Other Positions and Offices Held
Patrick P. Coyne	President	Chairman/President/Chief Executive Officer	Mr. Coyne has served in various executive capacities within Delaware Investments Director – Kaydon Corp.
Michael J. Hogan1	Executive Vice President/Head of Equity Investments	Executive Vice President/Head of Equity Investments	Mr. Hogan has served in various executive capacities within Delaware Investments
See Yeng Quek	Executive Vice President/Managing Director/Chief Investment Officer, Fixed Income	Executive Vice President/Managing Director, Fixed Income	Mr. Quek has served in various executive capacities within Delaware Investments Director/Trustee - HYPPCO Finance Company Ltd.
Philip N. Russo	Executive Vice President/Chief Administrative Officer	None	Mr. Russo has served in various executive capacities within Delaware Investments
Douglas L. Anderson	Senior Vice President –Operations	None	Mr. Anderson has served in various executive capacities within Delaware Investments

Joseph R. Baxter	Senior Vice President/Head of Municipal Bond Investments	Senior Vice President/Head of Municipal Bond Investments	Mr. Baxter has served in various executive capacities within Delaware Investments
Christopher S. Beck	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Beck has served in various executive capacities within Delaware Investments
Michael P. Buckley	Senior Vice President/Director of Municipal Research	Senior Vice President/Director of Municipal Research	Mr. Buckley has served in various executive capacities within Delaware Investments
Stephen J. Busch	Senior Vice President – Investment Accounting	Senior Vice President– Investment Accounting	Mr. Busch has served in various executive capacities within Delaware Investments
Michael F. Capuzzi	Senior Vice President — Investment Systems	Senior Vice President — Investment Systems	Mr. Capuzzi has served in various executive capacities within Delaware Investments
Lui-Er Chen2	Senior Vice President/Senior Portfolio Manager/Chief Investment Officer, Emerging Markets	Senior Vice President/Senior Portfolio Manager/Chief Investment Officer, Emerging Markets	Mr. Chen has served in various executive capacities within Delaware Investments
Thomas H. Chow	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Chow has served in various executive capacities within Delaware Investments
Stephen J. Czepiel3	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Czepiel has served in various executive capacities within Delaware Investments
Chuck M. Devereux	Senior Vice President/Senior Research Analyst	Senior Vice President/Senior Research Analyst	Mr. Devereux has served in various executive capacities within Delaware Investments
Roger A. Early4	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Early has served in various executive capacities within Delaware Investments
Stuart M. George	Senior Vice President/Head of Equity Trading	Senior Vice President/Head of Equity Trading	Mr. George has served in various executive capacities within Delaware Investments
Paul Grillo	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Grillo has served in various executive capacities within Delaware Investments
William F. Keelan	Senior Vice President/Director of Quantitative Research	Senior Vice President/Director of Quantitative Research	Mr. Keelan has served in various executive capacities within Delaware Investments
Kevin P. Loome5	Senior Vice President/Senior Portfolio Manager/Head of High Yield Investments	Senior Vice President/Senior Portfolio Manager/Head of High Yield Investments	Mr. Loome has served in various executive capacities within Delaware Investments
Timothy D. McGarrity	Senior Vice President/Financial Services Officer	None	Mr. McGarrity has served in various executive capacities within Delaware Investments
Francis X. Morris	Senior Vice President/Chief Investment Officer — Core Equity	Senior Vice President/Chief Investment Officer — Core Equity	Mr. Morris has served in various executive capacities within Delaware Investments

Brian L. Murray, Jr.	Senior Vice President/Chief Compliance Officer	Senior Vice President/ Chief Compliance Officer	Mr. Murray has served in various executive capacities within Delaware Investments
Susan L. Natalini	Senior Vice President/Marketing & Shared Services	None	Ms. Natalini has served in various executive capacities within Delaware Investments
D. Tysen Nutt	Senior Vice President/Chief Investment Officer, Large Cap Value Equity	Senior Vice President/Chief Investment Officer, Large Cap Value Equity	Mr. Nutt has served in various executive capacities within Delaware Investments
Philip O. Obazee	Senior Vice President/Derivatives Manager	Senior Vice President/Derivatives Manager	Mr. Obazee has served in various executive capacities within Delaware Investments
David P. O’Connor	Senior Vice President/Strategic Investment Relationships and Initiatives/General Counsel	Senior Vice President/Strategic Investment Relationships and Initiatives/General Counsel
Mr. O’Connor has served in various executive capacities within Delaware Investments

Senior Vice President/ Strategic Investment Relationships and Initiatives/ General Counsel/Chief Legal Officer – Optimum Fund Trust

Richard Salus	Senior Vice President/ Controller/Treasurer	Senior Vice President/Chief Financial Officer	Mr. Salus has served in various executive capacities within Delaware Investments Senior Vice President/Chief Financial Officer – Optimum Fund Trust
Jeffrey S. Van Harte6	Senior Vice President/Chief Investment Officer — Focus Growth Equity	Senior Vice President/Chief Investment Officer — Focus Growth Equity	Mr. Van Harte has served in various executive capacities within Delaware Investments
Babak Zenouzi7	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Zenouzi has served in various executive capacities within Delaware Investments
Gary T. Abrams	Vice President/Senior Equity Trader	Vice President/Senior Equity Trader	Mr. Abrams has served in various executive capacities within Delaware Investments
Christopher S. Adams	Vice President/Portfolio Manager/Senior Equity Analyst	Vice President/Portfolio Manager/Senior Equity Analyst	Mr. Adams has served in various executive capacities within Delaware Investments
Damon J. Andres	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Mr. Andres has served in various executive capacities within Delaware Investments
Wayne A. Anglace8	Vice President/Credit Research Analyst	Vice President/Credit Research Analyst	Mr. Anglace has served in various executive capacities within Delaware Investments
Margaret MacCarthy Bacon9	Vice President/Investment Specialist	Vice President/Investment Specialist	Ms. Bacon has served in various executive capacities within Delaware Investments

Patricia L. Bakely	Vice President/Assistant Controller	None	Ms. Bakely has served in various executive capacities within Delaware Investments
Kristen E. Bartholdson10	Vice President/Portfolio Manager	Vice President	Ms. Bartholdson has served in various executive capacities within Delaware Investments
Todd Bassion11	Vice President/ Portfolio Manager	Vice President/Portfolio Manager	Mr. Bassion has served in various executive capacities within Delaware Investments
Jo Anne Bennick	Vice President/15(c) Reporting	Vice President/15(c) Reporting	Ms. Bennick has served in various executive capacities within Delaware Investments
Richard E. Biester	Vice President/Equity Trader	Vice President/Equity Trader	Mr. Biester has served in various executive capacities within Delaware Investments
Christopher J. Bonavico12	Vice President/Senior Portfolio Manager/Equity Analyst	Vice President/Senior Portfolio Manager/Equity Analyst	Mr. Bonavico has served in various executive capacities within Delaware Investments
Vincent A. Brancaccio	Vice President/Senior Equity Trader	Vice President/Senior Equity Trader	Mr. Brancaccio has served in various executive capacities within Delaware Investments
Kenneth F. Broad13	Vice President/Senior Portfolio Manager/Equity Analyst	Vice President/Senior Portfolio Manager/Equity Analyst	Mr. Broad has served in various executive capacities within Delaware Investments
Kevin J. Brown14	Vice President/ Senior Investment Specialist	Vice President/ Senior Investment Specialist	Mr. Brown has served in various executive capacities within Delaware Investments
Mary Ellen M. Carrozza	Vice President/Client Services	Vice President/Client Services	Ms. Carrozza has served in various executive capacities within Delaware Investments
Stephen G. Catricks	Vice President/Portfolio Manager	Vice President/Portfolio Manager	Mr. Catricks has served in various executive capacities within Delaware Investments
Wen-Dar Chen15	Vice President/Portfolio Manager	Vice President/Portfolio Manager	Mr. Chen has served in various executive capacities within Delaware Investments
Anthony G. Ciavarelli	Vice President/ Associate General Counsel/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary	Mr. Ciavarelli has served in various executive capacities within Delaware Investments
David F. Connor	Vice President/Deputy General Counsel/Secretary	Vice President/Deputy General Counsel/Secretary	Mr. Connor has served in various executive capacities within Delaware Investments Vice President/Deputy General Counsel/Secretary – Optimum Fund Trust
Michael Costanzo	Vice President/Performance Analyst Manager	Vice President/Performance Analyst Manager	Mr. Costanzo has served in various executive capacities within Delaware Investments
Kishor K. Daga	Vice President/Derivatives Operations	Vice President/Derivatives Operations	Mr. Daga has served in various executive capacities within Delaware Investments
Cori E. Daggett	Vice President/Counsel/ Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary	Ms. Daggett has served in various executive capacities within Delaware Investments

Craig C. Dembek16	Vice President/Senior Research Analyst	Vice President/Senior Research Analyst	Mr. Dembek has served in various executive capacities within Delaware Investments
Camillo D’Orazio	Vice President/Investment Accounting	Vice President/Investment Accounting	Mr. D’Orazio has served in various executive capacities within Delaware Investments
Christopher M. Ericksen17	Vice President/Portfolio Manager/Equity Analyst	Vice President/Portfolio Manager/Equity Analyst	Mr. Ericksen has served in various executive capacities within Delaware Investments
Joel A. Ettinger	Vice President – Taxation	Vice President – Taxation	Mr. Ettinger has served in various executive capacities within Delaware Investments Vice President/Taxation - Lincoln National Investment Companies, Inc.
Devon K. Everhart	Vice President/Senior Research Analyst	Vice President/Senior Research Analyst	Mr. Everhart has served in various executive capacities within Delaware Investments
Joseph Fiorilla	Vice President – Trading Operations	Vice President – Trading Operations	Mr. Fiorilla has served in various executive capacities within Delaware Investments
Charles E. Fish	Vice President/Senior Equity Trader	Vice President/Senior Equity Trader	Mr. Fish has served in various executive capacities within Delaware Investments
Clifford M. Fisher	Vice President/Senior Municipal Bond Trader	Vice President/Senior Municipal Bond Trader	Mr. Fisher has served in various executive capacities within Delaware Investments
Patrick G. Fortier18	Vice President/Portfolio Manager/Equity Analyst	Vice President/Portfolio Manager/Equity Analyst	Mr. Fortier has served in various executive capacities within Delaware Investments
Paul D. Foster	Vice President/Investment Specialist — Emerging Growth Equity	None	Mr. Foster has served in various executive capacities within Delaware Investments
Denise A. Franchetti	Vice President/Portfolio Manager/Municipal Bond Credit Analyst	Vice President/Portfolio Manager/Municipal Bond Credit Analyst	Ms. Franchetti has served in various executive capacities within Delaware Investments
Lawrence G. Franko19	Vice President/ Senior Equity Analyst	Vice President/ Senior Equity Analyst	Mr. Franko has served in various executive capacities within Delaware Investments
Daniel V. Geatens	Vice President/Director of Financial Administration	Vice President/Treasurer	Mr. Geatens has served in various executive capacities within Delaware Investments
Gregory A. Gizzi20	Vice President/ Head Municipal Bond Trader	Vice President/ Head Municipal Bond Trader	Mr. Gizzi has served in various executive capacities with Delaware Investments
Gregg J. Gola21	Vice President/Senior High Yield Trader	Vice President/Senior High Yield Trader	Mr. Gola has served in various executive capacities within Delaware Investments
Christopher Gowlland22	Vice President/Senior Quantitative Analyst	Vice President/Senior Quantitative Analyst	Mr. Gowlland has served in various executive capacities within Delaware Investments
Edward Gray23	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Mr. Gray has served in various executive capacities within Delaware Investments

David J. Hamilton	Vice President/Fixed Income Analyst	Vice President/Credit Research Analyst	Mr. Hamilton has served in various executive capacities within Delaware Investments
Brian Hamlet24	Vice President/Senior Corporate Bond Trader	Vice President/Senior Corporate Bond Trader	Mr. Hamlet has served in various executive capacities within Delaware Investments
Lisa L. Hansen25	Vice President/Head of Focus Growth Equity Trading	Vice President/Head of Focus Growth Equity Trading	Ms. Hansen has served in various executive capacities within Delaware Investments
Gregory M. Heywood26	Vice President/Portfolio Manager/Equity Analyst	Vice President/Portfolio Manager/Equity Analyst	Mr. Heywood has served in various executive capacities within Delaware Investments
Sharon Hill	Vice President/Head of Equity Quantitative Research and Analytics	Vice President/Head of Equity Quantitative Research and Analytics	Ms. Hill has served in various executive capacities within Delaware Investments
J. David Hillmeyer27	Vice President/Corporate Bond Trader	Vice President	Mr. Hillmeyer has served in various executive capacities within Delaware Investments
Chungwei Hsia28	Vice President/ Senior Research Analyst	Vice President/ Senior Research Analyst	Mr. Hsia has served in various executive capacities within Delaware Investments
Michael E. Hughes	Vice President/Senior Equity Analyst	Vice President/Senior Equity Analyst	Mr. Hughes has served in various executive capacities within Delaware Investments
Jordan L. Irving	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Mr. Irving has served in various executive capacities within Delaware Investments
Cynthia Isom	Vice President/Portfolio Manager	Vice President/Portfolio Manager	Ms. Isom has served in various executive capacities within Delaware Investments
Kenneth R. Jackson	Vice President/Quantitative Analyst	Vice President/Equity Trader	Mr. Jackson has served in various executive capacities within Delaware Investments
Stephen M. Juszczyszyn29	Vice President/Structured Products Analyst/Trader	Vice President/Structured Products Analyst/Trader	Mr. Juszczyszyn has served in various executive capacities within Delaware Investments
Anu B. Kothari30	Vice President/ Equity Analyst	Vice President/ Equity Analyst	Ms. Kothari has served in various executive capacities within Delaware Investments
Roseanne L. Kropp	Vice President/ Senior Fund Analyst II - High Grade	Vice President/Senior Fund Analyst – High Grade	Ms. Kropp has served in various executive capacities within Delaware Investments
Nikhil G. Lalvani	Vice President/Senior Equity Analyst/Portfolio Manager	Vice President/Portfolio Manager	Mr. Lalvani has served in various executive capacities within Delaware Investments
Brian R. Lauzon31	Vice President/Chief Operating Officer, Equity Investments	Vice President/ Chief Operating Officer, Equity Investments	Mr. Lauzon has served in various executive capacities with Delaware Investments
Anthony A. Lombardi	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Mr. Lombardi has served in various executive capacities within Delaware Investments
Francis P. Magee	Vice President/Portfolio Analyst	Vice President/Portfolio Analyst	Mr. Magee has served in various executive capacities within Delaware Investments

John P. McCarthy32	Vice President/Senior Research Analyst/Trader	Vice President/Senior Research Analyst/Trader	Mr. McCarthy has served in various executive capacities within Delaware Investments
Brian McDonnell33	Vice President/Structured Products Analyst/Trader	Vice President/Structured Products Analyst/Trader	Mr. McDonnell has served in various executive capacities within Delaware Investments
Michael S. Morris	Vice President/Portfolio Manager/Senior Equity Analyst	Vice President/Portfolio Manager/Senior Equity Analyst	Mr. Morris has served in various executive capacities within Delaware Investments
Terrance M. O’Brien34	Vice President/ Fixed Income Reporting Analyst	Vice President/ Fixed Income Reporting Analyst	Mr. O’Brien has served in various executive capacities with Delaware Investments
Donald G. Padilla	Vice President/Portfolio Manager/Senior Equity Analyst	Vice President/Portfolio Manager/Senior Equity Analyst	Mr. Padilla has served in various executive capacities within Delaware Investments
Daniel J. Prislin35	Vice President/Senior Portfolio Manager/Equity Analyst	Vice President/Senior Portfolio Manager/Equity Analyst	Mr. Prislin has served in various executive capacities within Delaware Investments
Gretchen Regan	Vice President/Quantitative Analyst	Vice President/Quantitative Analyst	Ms. Regan has served in various executive capacities within Delaware Investments
Carl Rice	Vice President/Senior Investment Specialist, Large Cap Value Focus Equity	Vice President/Senior Investment Specialist, Large Cap Value Focus Equity	Mr. Rice has served in various executive capacities within Delaware Investments
Joseph T. Rogina	Vice President/Equity Trader	Vice President/Equity Trader	Mr. Rogina has served in various executive capacities within Delaware Investments
Debbie A. Sabo36	Vice President/Equity Trader – Focus Growth Equity	Vice President/Equity Trader – Focus Growth Equity	Ms. Sabo has served in various executive capacities within Delaware Investments
Kevin C. Schildt	Vice President/Senior Municipal Credit Analyst	Vice President/Senior Municipal Credit Analyst	Mr. Schildt has served in various executive capacities within Delaware Investments
Bruce Schoenfeld37	Vice President/Equity Analyst	Vice President/Equity Analyst	Mr. Schoenfeld has served in various executive capacities within Delaware Investments
Richard D. Seidel	Vice President/Assistant Controller/Assistant Treasurer	None	Mr. Seidel has served in various executive capacities within Delaware Investments
Nancy E. Smith	Vice President — Investment Accounting	Vice President — Investment Accounting	Ms. Smith has served in various executive capacities within Delaware Investments
Brenda L. Sprigman	Vice President/Business Manager – Fixed Income	Vice President/Business Manager – Fixed Income	Ms. Sprigman has served in various executive capacities within Delaware Investments
Michael T. Taggart	Vice President – Facilities & Administrative Services	None	Mr. Taggart has served in various executive capacities within Delaware Investments
Junee Tan-Torres38	Vice President/ Structured Solutions	Vice President/ Structured Solutions	Mr. Tan-Torres has served in various executive capacities within Delaware Investments
Risé Taylor	Vice President/Strategic Investment Relationships	None	Ms. Taylor has served in various executive capacities within Delaware Investments

Robert A. Vogel, Jr.	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Mr. Vogel has served in various executive capacities within Delaware Investments
Jeffrey S. Wang39	Vice President/ Equity Analyst	Vice President/ Equity Analyst	Mr. Wang has served in various executive capacities within Delaware Investments
Michael G. Wildstein40	Vice President/ Senior Research Analyst	Vice President/ Senior Research Analyst	Mr. Wildstein has served in various executive capacities within Delaware Investments
Kathryn R. Williams	Vice President/Associate General Counsel/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary	Ms. Williams has served in various executive capacities within Delaware Investments
Nashira Wynn	Vice President/Senior Equity Analyst/Portfolio Manager	Vice President/Portfolio Manager	Ms. Wynn has served in various executive capacities within Delaware Investments
Guojia Zhang41	Vice President/Equity Analyst	Vice President/Equity Analyst	Mr. Zhang has served in various executive capacities within Delaware Investments
Douglas R. Zinser42	Vice President/Credit Research Analyst	Vice President/Credit Research Analyst	Mr. Zinser has served in various executive capacities within Delaware Investments

1. Managing Director/Global Head of Equity (2004-2007) and Director/Portfolio Strategist (1996-2004), SEI Investments.
2. Managing Director/Senior Portfolio Manager, Evergreen Investment Management Company, 1995.
3. Vice President, Mesirow Financial, 1993-2004.
4. Senior Portfolio Manager, Chartwell Investment Partners, 2003-2007; Chief Investment Officer, Turner Investments, 2002-2003.
5. Portfolio Manager/Analyst, T. Rowe Price, 1996-2007.
6. Principal/Executive Vice President, Transamerica Investment Management, LLC, 1980-2005
7. Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.
8. Research Analyst, Gartmore Global Investments, 2004-2007; Vice President - Private Client Researcher, Deutsche Bank Alex. Brown, 2000-2004.
9. Client Service Officer, Thomas Weisel Partners, 2002-2005.
10. Equity Research Salesperson, Susquehanna International Group, 2004-2006.
11. Senior Research Associate, Thomas Weisel Partners, 2002-2005.
12. Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1993-2005.
13. Principal/Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
14. Director – Institutional Equity Sales, Merrill Lynch, 2003-2006
15. Quantitative Analyst, J.P. Morgan Securities, 1998-2004.
16. Senior Fixed Income Analyst, Chartwell Investment Partners, 2003-2007; Senior Fixed Income Analyst, Stein, Roe & Farnham, 2000-2003.
17. Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice President/Portfolio Manager, Goldman Sachs 1994-2004.
18. Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
19. Finance Professor, University of Massachusetts, 1987-2006; Co-founder, Arborway Capital, 2005; Senior Investment Professional, Thomas Weisel Partners, 2002-2005;
     Senior Investment Professional, ValueQuest, 1987-2002.

20. Vice President, Lehman Brothers, 2002-2008.
21. Executive Director, Morgan Stanley Investment Manager, Miller, Anderson and Sherrerd, 1998-2007.

22. Vice President/Senior Quantitative Analyst, State Street Global Markets LLC, 2005-2007; Quantitative Strategist, Morgan Stanley, 2004-2005; Investment Banker, Commerzbank Securities, 2000-2004.
23. Portfolio Manager, Thomas Weisel Partners, 2002-2005.
24. Vice President, Lehman Brothers Holdings, 2003-2007.
25. Principal/Portfolio Manager/Senior Trader, Transamerica Investment Management, LLC, 1997-2005.
26. Senior Research Analyst, Transamerica Investment Management, LLC, 2004-2005; Senior Analyst, Wells CapitalManagement, LLC 2003-2004; Senior Analyst, Montgomery Asset Management 1996-2003.
27. Senior Corporate Bond Trader, High Yield Portfolio Manager/Trader, Quantitative Analyst, Hartford Investment Management Company, 1996-2007.
28. Senior Analyst, Oppenheimerfunds, 2006-2007; Senior Analyst, Merrill Lynch Investment Managers, 2005-2006; Analyst, Federated Investors, 2001-2005.
29. Director of Fixed Income Trading, Sovereign Bank Capital Markets, 2001-2007.
30. Equity Research Analyst, State Street Global Advisors, 2002-2008.
31. Director of Marketing, Merganser Capital Management, 2001-2007.
32. Senior High Yield Trader, Chartwell Investment Partners, 2002-2007.
33. Managing Director – Fixed Income Trading, Sovereign Securities, 2001-2007.
34. Senior Software Developer/Technical Lead, Advisorport/PFPC, 2000-2005.
35. Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1998-2005.
36. Head Trader, McMorgan & Company, 2003-2005.
37. Vice President/Senior Emerging Markets Analyst, Artha Capital Management, 2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.
38. Director of Pension Analytics, Merrill Lynch, 2006-2008; Managing Director, Pension, Investment and Insurance Resource, LLC, 2006;
     Investment Director, Watson Wyatt Investment Consulting, 2003-2006.

39. Investment Manager, Pictet Asset Management Limited, 2004-2007; Summer Intern, Ritchie Capital Management, LLC, 2003; Senior Investment Associate, Putnam Investments, 1999-2002.
40. Portfolio Manager, Merrill Lynch Investment Managers, 2001-2007.
41. Equity Analyst, Evergreen Investment Management Company, 2004-2006.
42. Vice President, Assurant, 2006-2007; Assistant Vice President - Senior Research Analyst, Delaware Investments, 2002-2006.

Item 32.                      Principal Underwriters.

(a)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

(b)
Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital Management	Limited Partner	None
Delaware Investment Advisers	Limited Partner	None
Theodore K. Smith	President	None
Philip N. Russo	Executive Vice President	None
Douglas L. Anderson	Senior Vice President	None
Jeffrey M. Kellogg	Senior Vice President	None
Brian L. Murray, Jr.	Senior Vice President	Senior Vice President/Chief Compliance Officer
David P. O’Connor	Senior Vice President/ General Counsel	Senior Vice President/Strategic Investment Relationships and Initiatives/General Counsel
Richard Salus	Senior Vice President/Controller/Treasurer/ Financial Operations Principal	Senior Vice President/Chief Financial Officer
Trevor M. Blum	Vice President	None
Mary Ellen M. Carrozza	Vice President	None
Anthony G. Ciavarelli	Vice President/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary
David F. Connor	Vice President/Secretary	Vice President/Deputy General Counsel/Secretary
Cori E. Daggett	Vice President/Assistant Secretary	Vice President/Assistant Secretary
Daniel V. Geatens	Vice President	Vice President
Edward M. Grant	Vice President	None
Audrey Kohart	Vice President	Vice President - Financial Planning and Reporting
Marlene D. Petter	Vice President	None
Richard D. Seidel	Vice President/Assistant Controller/Assistant Treasurer	None
Michael T. Taggart	Vice President	None
Molly Thompson	Vice President	None
Kathryn R. Williams	Vice President/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary

(c)           Not applicable.

Item 33.
Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103-7094, in Kansas City at 430 W. 7th Street, Kansas City, MO 64105,  in New York at 630 Fifth Avenue, New York, NY 10111, or in Fort Wayne at 200 East Berry Street, Fort Wayne, IN 46802 or 1300 S. Clinton Street, Fort Wayne, IN 46802.

Item 34.                      Management Services.  None.

Item 35.                      Undertakings.  Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 12th day of April, 2010.

DELAWARE VIP TRUST

By:                 /s/ Patrick P. Coyne
                           Patrick P. Coyne
         Chairman/President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Patrick P. Coyne Patrick P. Coyne	Chairman/President/Chief Executive Officer (Principal Executive Officer) and Trustee	April 12, 2010

Thomas L. Bennett * Thomas L. Bennett	Trustee	April 12, 2010

John A. Fry* John A. Fry	Trustee	April 12, 2010

Anthony D. Knerr* Anthony D. Knerr	Trustee	April 12, 2010

Lucinda S. Landreth * Lucinda S. Landreth	Trustee	April 12, 2010

Ann R. Leven * Ann R. Leven	Trustee	April 12, 2010

Thomas F. Madison* Thomas F. Madison	Trustee	April 12, 2010

Janet L. Yeomans * Janet L. Yeomans	Trustee	April 12, 2010

J. Richard Zecher* J. Richard Zecher	Trustee	April 12, 2010

Richard Salus * Richard Salus	Senior Vice President/Chief Financial Officer (Principal Financial Officer)	April 12, 2010

*By: /s/ Patrick P. Coyne Patrick P. Coyne as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

EXHIBITS

TO

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware VIP® Trust N-A)
Exhibit No.	Exhibit

None.